Provisions - Current and non-current (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015 [1]
Provisions
Current	$ 88	$ 70	[1]	$ 73	[1]	$ 52
Non‑current	38	44	[1]	60	[1]	$ 52
Total	$ 126	$ 114		$ 133

[1]	The consolidated statements of financial position as at December 31, 2017, 2016 and 2015 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements